Leases - Finance Leases Under IAS 17 (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	$ 406
NET CARRYING AMOUNT	1,947
NETWORK INFRASTRUCTURE AND EQUIPMENT
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	405
NET CARRYING AMOUNT	1,487
LAND AND BUILDINGS
Disclosure of quantitative information about right-of-use assets [line items]
ADDITIONS	1
NET CARRYING AMOUNT	$ 460